[USAA(R) logo appears here.]







                                USAA INTERMEDIATE-TERM
                                           BOND Fund





                                        [Image appears here.]






                    Annual Report

----------------------------------------------------------
    July 31, 2001

Table of CONTENTS
--------------------------------------------------------------------------------


      USAA FAMILY OF FUNDS                                             2

      MESSAGE FROM THE PRESIDENT                                       4

      INVESTMENT OVERVIEW                                              7

      MANAGER'S COMMENTARY ON THE FUND                                 9

      PORTFOLIO HIGHLIGHTS                                            12

      SHAREHOLDER VOTING RESULTS                                      13

      FINANCIAL INFORMATION

         Independent Auditors' Report                                 15

         Portfolio of Investments                                     16

         Notes to Portfolio of Investments                            23

         Statement of Assets and Liabilities                          24

         Statement of Operations                                      25

         Statements of Changes in Net Assets                          26

         Notes to Financial Statements                                27

2

USAA
--------------------------------------------------------------------------------
                                Family of FUNDS


For more complete information about the mutual funds managed and distributed by USAA Investment Management Company (USAA Investments), including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.


--------------------------------------------------------------------------------------
         EQUITY                         MONEY MARKET                    INDEX
--------------------------------------------------------------------------------------
     Aggressive Growth                  Money Market           Extended Market Index
(CLOSED TO NEW INVESTORS)
                                  Tax Exempt Money Market        Global Titans Index
      Capital Growth
                                Treasury Money Market Trust       Nasdaq-100 Index
     Emerging Markets
                                     State Money Market             S&P 500 Index
    First Start Growth
                                ------------------------------------------------------
          Gold                         TAXABLE BOND                ASSET ALLOCATION
(ON OCTOBER 1, 2001, THE        ------------------------------------------------------
FUND'S NAME WILL BE CHANGED TO
PRECIOUS METALS AND MINERALS.)          GNMA Trust                Balanced Strategy

         Growth                  High-Yield Opportunities       Cornerstone Strategy

     Growth & Income                     Income                Growth and Tax Strategy

      Income Stock                Intermediate-Term Bond           Growth Strategy

      International                   Short-Term Bond              Income Strategy

  Science & Technology          ---------------------------
                                      TAX-EXEMPT BOND
     Small Cap Stock            ---------------------------

         Value                           Long-Term

     World Growth                    Intermediate-Term

                                        Short-Term

                                     State Bond/Income
--------------------------------------------------------------------------------------

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY. - THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES. - FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX. - 'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADEMARK OR SERVICE MARK OWNERS, AND NEITHER THE TRADEMARK OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THAT THEY ATTEMPT TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

IMPORTANT
--------------------------------------------------------------------------------
                                  INFORMATION

               Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this practice eliminates duplicate copies, saving paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:


               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX  78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours


               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA INTERMEDIATE-TERM BOND FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.


               USAA with the eagle is registered in the U.S. Patent & Trademark Office.
               (C)2001, USAA. All rights reserved.

4

MESSAGE
--------------------------------------------------------------------------------
                               from the PRESIDENT


[Photograph of the President and Vice
Chairman of the Board, Christopher W.
Claus, appears here.]                          "WE AT USAA INVESTMENTS
                                           ARE WATCHING ECONOMIC INDICATORS
                                             CLOSELY FOR POSITIVE CHANGES
                                                   IN THE ECONOMY."

--------------------------------------------------------------------------------

               At the end of your Fund's annual report period, we were in the midst of a summer marked by poor market conditions and signs of a flagging economy, including weak corporate earnings and substantial work force reductions by companies nationwide. It was indeed a long, hot summer--one that continued a period of uneasiness that began more than a year ago. The question is, Have we seen the bottom?

               At this point, we believe the market is also unsure whether the economy has truly bottomed out and is on its way to recovery. We think that, understandably, the market still has a healthy skepticism about the state of our economy.

               Although no one can truly predict the timing of market swings, we know from history that poor markets do not last forever. We at USAA Investments are watching economic indicators closely for positive changes in the economy.

 ...CONTINUED
--------------------------------------------------------------------------------

               As of this writing, the Federal Reserve Board (the Fed) had reduced the federal funds rate seven times since January 2001, bringing it down to 3.5%--the lowest rate since spring 1994. Typically, a six- to 12-month lag exists between a Fed rate cut and its impact on our economy. We hope to see the increasingly stimulative effects of these cuts over the next several months.

               Another element contributing to potential recovery is the aggressive tax relief plan launched by the federal government. This significant tax cut has resulted in income tax rebates for consumers and lower tax brackets, which will be reduced even further over the next several years.

               Potential outcomes of these economic stimulators include growth in the gross domestic product (GDP), lower unemployment levels, a boost in consumer confidence, and improved corporate earnings.

               In our view, the key factor that could slow a recovery is a continued lull in corporate earnings and, consequently, capital spending. If this lull persists, it will continue to make life tough for technology companies and related industries. In short, the slump could continue until corporate America gains enough confidence to start spending again.

               There are, however, some signs that a recovery may happen sooner rather than later. The index of leading economic indi-


               THE INDEX OF LEADING ECONOMIC INDICATORS IS A COMPOSITE INDEX COMPILED BY THE U.S. DEPARTMENT OF COMMERCE THAT TRACKS PREVIOUSLY REPORTED DATA OF 11 LEADING INDICATORS, INCLUDING (BUT NOT LIMITED TO) BUILDING PERMITS, CAPITAL GOODS ORDERS, AVERAGE WORK WEEK, AND CONSUMER GOODS ORDERS. THE INDEX ATTEMPTS TO MEASURE OR PREDICT FUTURE ECONOMIC ACTIVITY.

6

 ...CONTINUED
--------------------------------------------------------------------------------
                               from the PRESIDENT


               cators rose in July for the fourth consecutive month. Although it is not a perfect indicator, a three-month consecutive rise in this index typically has signaled the beginning of economic recovery or expansion. In addition, the purchasing managers' index (PMI), which reflects conditions in the economy's manufacturing sector, rose significantly in August to a level consistent with 1.9% real GDP growth. If economic stimulators are successful and these indexes are correct, we could see improvements late in the fourth quarter of 2001 or in the first quarter of 2002.

               Whatever the market situation, we are committed to providing our perspectives on the market and other information that may help you determine and plan your investment goals. We'll work hard to earn your continued business.

               On behalf of the entire team at USAA Investments, I appreciate the opportunity to serve you.

               Sincerely,

               \s\ Christopher W. Claus

               Christopher W. Claus
               President and Vice Chairman of the Board



               THE PURCHASING MANAGERS' INDEX (PMI) IS A COMPOSITE INDEX COMPILED BY THE NATIONAL ASSOCIATION OF PURCHASING MANAGERS
               (NAPM) BASED ON SEASONALLY ADJUSTED INDEXES FOR FIVE ECONOMIC INDICATORS IN THE MANUFACTURING SECTOR: NEW ORDERS, PRODUCTION, SUPPLIER DELIVERIES, INVENTORIES, AND EMPLOYMENT.

               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS), INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

INVESTMENT
--------------------------------------------------------------------------------
                                    OVERVIEW

USAA INTERMEDIATE-TERM BOND FUND


OBJECTIVE
--------------------------------------------------------------------------------

               High current income without undue risk to principal.


TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

               Invests principally in a broad range of investment-grade debt securities with a dollar-weighted average portfolio maturity between three to 10 years.

--------------------------------------------------------------------------------
                                         7/31/01                 7/31/00
--------------------------------------------------------------------------------
   Net Assets                         $136.5 Million         $63.9 Million
   Net Asset Value Per Share              $10.41                 $9.82

--------------------------------------------------------------------------------
                   Average Annual Total Returns as of 7/31/01
--------------------------------------------------------------------------------
            1 YEAR                         SINCE INCEPTION ON 8/2/99
            13.92%                                  9.68%
--------------------------------------------------------------------------------


               TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

8

 ...CONTINUED
--------------------------------------------------------------------------------
                                    OVERVIEW


                       CUMULATIVE PERFORMANCE COMPARISON
                       ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund, the Lehman Aggregate Bond Index, and the Lipper Intermediate Investment Grade Debt Funds Average for the period of 08/02/1999 through 07/31/2001. The data points from the graph are as follows:


            USAA INTERMEDIATE-     LEHMAN AGGREGATE     LIPPER INTERMEDIATE INV.
             TERM BOND FUND           BOND INDEX          GRADE DEBT FUNDS AVG.
            ------------------     ----------------     ------------------------

08/02/99         $10,000                $10,000                 $10,000
01/31/00          10,147                 10,066                  10,036
07/31/00          10,556                 10,597                  10,463
01/31/01          11,353                 11,457                  11,246
07/31/01          12,026                 11,941                  11,689

DATA SINCE INCEPTION ON 08/2/99 THROUGH 07/31/01.


               The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund to the Lehman Aggregate Bond Index and the Lipper Intermediate Investment Grade Debt Funds Average. The Lehman Index is an unmanaged index made up of the government/corporate index, the mortgage-backed securities index, and the asset-backed securities index. The Lipper Average is the average performance level of all intermediate investment-grade debt funds, reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds.

MANAGER'S
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


[Photograph of the Portfolio
Manager appears here.]                    Paul Lundmark, CFA

--------------------------------------------------------------------------------

HOW DID THE USAA INTERMEDIATE-TERM BOND FUND PERFORM?

               The 12-month dividend yield of your USAA Intermediate-Term Bond Fund was 6.98% for the period ending July 31, 2001, compared to a 5.74% average yield for funds in the Lipper Intermediate Investment Grade Debt category. The Fund returned 13.92% for the year, compared to an 11.72% Lipper Average return.

               Because of our income orientation and risk/reward analysis, we continue to favor investments in the spread sectors of the bond market, such as corporate bonds and mortgage- and asset-backed securities, over Treasuries. Although this investment style hurt the Fund during the second half of 2000, it resulted in the Fund's outperforming its peers since the beginning of 2001. The difference in yields between the spread sectors and Treasuries has


               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               REFER TO THE BOTTOM OF PAGE 8 FOR THE LIPPER AVERAGE  DEFINITION.

10

 ...CONTINUED
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund

               narrowed as investors' fears of a recession have diminished. Holdings that have done well over the past year include Household Finance, Heller Financial, Imperial Bancorp, Health Care Property Investors, and TriNet.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING DURING THE PERIOD?

               Our strategy has been to emphasize the spread sectors--those parts of the fixed-income market that offer a yield advantage, or spread, over Treasury securities--because they provide a better risk/reward than Treasuries. The biggest concentration of spread sectors was in corporate bonds, where we adopted a more defensive stance. Our team of analysts and I continued to focus on sound credit analysis, evaluating individual securities based on the market's sensitivity to deteriorating credit quality. We also emphasized defensive sectors such as real estate investment trusts (REITs) and utility and gas bonds.

               Consistent with our philosophy, we did not bet on changes in the direction of interest rates. Because no one can consistently predict the course of interest rates, we made no dramatic changes in the maturity and duration of the portfolio. Instead, the em-phasis remained on seeking bonds that represent value in risk and total return.


               YOU CAN FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-22.

 ...CONTINUED
--------------------------------------------------------------------------------


WHAT IS THE OUTLOOK FOR THE MARKET?

               Although the economy has definitely slowed this year, we do not believe that a recession is inevitable. The Federal Reserve Board's aggressive reduction of overnight rates since the beginning of the year has calmed the markets and, together with the tax rebates paid to consumers, may energize the economy in the last part of the year. In addition, companies have been aggressive in reducing inventories so they can ramp up production when demand picks up again.

               Looking to the future, we think there is good reason to expect that the economy will continue to moderate. This moderation could result in non-Treasury securities' increasing in relative value. Our continued emphasis will be on finding securities that represent good risk/reward characteristics.

               Speaking for myself and our team of traders and analysts, it's a privilege to be given the opportunity to serve you. Thank you for your confidence and support.

12

PORTFOLIO
--------------------------------------------------------------------------------
                                   HIGHLIGHTS


                                  PORTFOLIO MIX
                                    7/31/01*

A pie chart is shown here depicting the Portfolio Mix as of July 31, 2001 of the USAA Intermediate-Term Bond Fund to be:

Corporate Obligations & U.S. Government & Agency Issues - 84.2%; Collateralized Mortgage Obligations - 2.9%; Commercial Mortgage-Backed Securities - 6.0%; and Asset-Backed Securities - 3.3%.


                          *Excluding cash equivalents


     PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

YOU CAN FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-22.

SHAREHOLDER
--------------------------------------------------------------------------------
                                 Voting RESULTS

               On July 20, 2001, a special meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 25, 2001, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

               The following proposals and voting results pertain to one or more series within USAA Mutual Fund, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposals 2A and 4 are for the USAA Intermediate-Term Bond Fund, a series of the Company.


PROPOSAL 1
--------------------------------------------------------------------------------

              Proposal to elect Directors as follows:


                                                                     VOTES
                DIRECTORS                  VOTES FOR                 WITHHELD
              ------------------------------------------------------------------
                Robert G. Davis            2,715,058,284             40,108,336

                Christopher W. Claus       2,715,058,925             40,107,695

                David G. Peebles           2,715,058,926             40,107,694

                Michael F. Reimherr        2,715,058,891             40,107,729

                Richard A. Zucker          2,715,058,603             40,108,017

                Barbara B. Dreeben         2,715,058,252             40,108,368

                Robert L. Mason, Ph.D.     2,715,058,603             40,108,017

                Laura T. Starks, Ph.D.     2,715,058,582             40,108,038

14

 ...CONTINUED
--------------------------------------------------------------------------------
                                 Voting RESULTS


PROPOSAL 2A
--------------------------------------------------------------------------------

               Proposal to approve the elimination of the investment restriction regarding investments in a single issuer.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                  8,736,095       321,586       162,519           43,840

PROPOSAL 4
--------------------------------------------------------------------------------

               Proposal to approve a new advisory agreement with USAA Investment Management Company.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                  8,996,175       139,478        84,547           43,840

INDEPENDENT
--------------------------------------------------------------------------------
                                AUDITORS' Report

KPMG

THE SHAREHOLDERS AND BOARD OF DIRECTORS

               USAA INTERMEDIATE-TERM BOND FUND


               We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Intermediate-Term Bond Fund, a series of the USAA Mutual Fund, Inc., as of July 31, 2001, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights, presented in Note 8 to the financial statements, for the year then ended and the period from August 2, 1999, (commencement of operations) to July 31, 2000. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


               We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


               In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Intermediate-Term Bond Fund as of July 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the period from August 2, 1999, to July 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

                                                                        KPMG LLP

               San Antonio, Texas
               September 7, 2001

16

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2001


CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

          CORPORATE OBLIGATIONS AND U.S. GOVERNMENT AND AGENCY ISSUES - debt securities issued as a method of raising capital. Interest rates are constant to maturity. Prior to maturity, the market price of these securities generally varies inversely to the movement of interest rates.

          COMMERCIAL MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, AND ASSET-BACKED SECURITIES - securities that represent ownership in a pool of commercial or residential mortgages or other loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages or assets in the pool. Like other fixed-income securities, when interest rates rise, the value of these securities generally will decline. However, when interest rates decline, the value of securities with prepayment features may not increase as much as other fixed-income securities.

          CASH EQUIVALENTS - consist of short-term obligations issued by banks, corporations, and U.S. government agencies. The interest rate is constant to maturity.


PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

          CP   Commercial Paper

          MTN  Medium-Term Note

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2001



PRINCIPAL                                                COUPON                     MARKET
   AMOUNT   SECURITY                                       RATE        MATURITY      VALUE
-------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (81.9%)

            AUTOMOBILES (0.8%)
$   1,000   General Motors Corp., Notes                    7.20%      1/15/2011   $  1,044
-------------------------------------------------------------------------------------------
            BANKS - MAJOR REGIONAL (5.2%)
    1,000   Compass Bank, MTN                              8.10       8/15/2009      1,044
    1,000   Corporacion Andina de Fomento, Global
              Bonds, (Venezuela)                           6.75       3/15/2005      1,020
    2,000   Imperial Bancorp, Subordinated Capital
              Notes                                        8.50       4/01/2009      2,214
    1,000   Southtrust Bank, N.A., Callable/Putable
              Subordinated Notes                           6.57      12/15/2007      1,006
    1,950   Union Planters Bank, N.A.,
              Callable/Putable Subordinated Notes          6.50       3/15/2008      1,886
-------------------------------------------------------------------------------------------
                                                                                     7,170
-------------------------------------------------------------------------------------------
            BANKS - MONEY CENTER (1.5%)
    2,000   First Union Corp., Callable/Putable
              Subordinated Debentures                      6.18       2/15/2006      2,039
-------------------------------------------------------------------------------------------
            CHEMICALS - SPECIALTY (0.8%)
    1,000   Agrium, Inc., Notes                            8.25       2/15/2011      1,048
-------------------------------------------------------------------------------------------
            ELECTRIC UTILITIES (12.6%)
    5,000   Calpine Canada Energy Finance,
              Guaranteed Senior Notes                      8.50       5/01/2008      5,083
    2,000   Dominion Resources, Inc., VA, Bonds            8.13       6/15/2010      2,232
    1,000   Empire District Electric Co., Senior
              Notes                                        7.70      11/15/2004      1,065
    3,500   Pinnacle One Partners, L.P., Senior
              Notes a                                      8.83       8/15/2004      3,688
    5,000   PSE&G Energy Holdings, Inc., Senior
              Notes a                                      8.63       2/15/2008      5,191
-------------------------------------------------------------------------------------------
                                                                                    17,259
-------------------------------------------------------------------------------------------
            ELECTRONICS - INSTRUMENTATION (0.7%)
    1,000   EG&G, Inc., Notes                              6.80      10/15/2005      1,028
-------------------------------------------------------------------------------------------

18

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2001



PRINCIPAL                                                COUPON                     MARKET
   AMOUNT   SECURITY                                       RATE        MATURITY      VALUE
-------------------------------------------------------------------------------------------
            ENTERTAINMENT (1.6%)
$   1,000   Viacom, Inc., Senior Notes                     7.75%      6/01/2005   $  1,079
    1,000   Viacom, Inc., Senior Notes                     7.70       7/30/2010      1,089
-------------------------------------------------------------------------------------------
                                                                                     2,168
-------------------------------------------------------------------------------------------
            FINANCE - CONSUMER (5.3%)
    2,000   Capital One Financial Corp., Notes             7.25      12/01/2003      2,031
    1,000   Capital One Financial Corp., Senior Notes      7.25       5/01/2006        984
    2,000   Ford Motor Credit Co., Notes                   7.38      10/28/2009      2,098
    1,000   Household Finance Corp., Global Notes          8.00       5/09/2005      1,087
    1,000   Household Finance Corp., Senior Notes          6.50      11/15/2008      1,019
-------------------------------------------------------------------------------------------
                                                                                     7,219
-------------------------------------------------------------------------------------------
            FINANCE - DIVERSIFIED (4.7%)
    2,000   Citigroup, Inc., Notes                         7.25      10/01/2010      2,141
    2,000   Heller Financial, Inc., Notes                  7.38      11/01/2009      2,152
    2,000   Newcourt Credit Group, Inc., Notes,
              Series B                                     6.88       2/16/2005      2,092
-------------------------------------------------------------------------------------------
                                                                                     6,385
-------------------------------------------------------------------------------------------
            FOODS (1.5%)
    2,000   Kellogg Co., Notes, Series B                   6.60       4/01/2011      2,019
-------------------------------------------------------------------------------------------
            HOMEBUILDING (3.0%)
    4,000   Pulte Corp., Senior Notes                      7.00      12/15/2003      4,069
-------------------------------------------------------------------------------------------
            INVESTMENT BANKS/BROKERAGE (0.7%)
    1,000   Merrill Lynch & Co., Inc., Redeemable
              Notes                                        6.88      11/15/2018      1,019
-------------------------------------------------------------------------------------------
            MANUFACTURING - DIVERSIFIED INDUSTRIES (3.0%)
    1,000   EdperBrascan Corp., Notes                      7.13      12/16/2003      1,014
    3,000   Pactiv Corp., Notes                            7.20      12/15/2005      3,025
-------------------------------------------------------------------------------------------
                                                                                     4,039
-------------------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2001



PRINCIPAL                                                COUPON                     MARKET
   AMOUNT   SECURITY                                       RATE        MATURITY      VALUE
-------------------------------------------------------------------------------------------
            NATURAL GAS UTILITIES (7.1%)
$   2,000   Kinder Morgan Energy Partners, Notes           6.75%      3/15/2011   $  2,032
    2,000   Limestone Electron Trust, Senior
              Secured Notes a                              8.63       3/15/2003      2,091
    1,500   Osprey Trust, Osprey I, Inc., Senior
              Notes a                                      8.31       1/15/2003      1,551
    2,000   Peoples Energy Corp., Notes                    6.90       1/15/2011      2,038
    2,000   WCG Corp., Inc., Senior Secured Notes a        8.25       3/15/2004      2,016
-------------------------------------------------------------------------------------------
                                                                                     9,728
-------------------------------------------------------------------------------------------
            OIL - DOMESTIC INTEGRATED (1.6%)
    2,000   Phillips Petroleum Co., Notes                  8.50       5/25/2005      2,200
-------------------------------------------------------------------------------------------

            OIL & GAS - EXPLORATION & PRODUCTION (0.7%)
    1,000   Woodside Finance Ltd., Notes a                 6.60       4/15/2008      1,007
-------------------------------------------------------------------------------------------

            PAPER & FOREST PRODUCTS (1.5%)
    2,000   Nexfor, Inc., Debentures                       8.13       3/20/2008      2,017
-------------------------------------------------------------------------------------------
            POWER PRODUCERS (INDEPENDENT) (1.5%)
    2,000   NRG Energy, Inc., Notes                        6.75       7/15/2006      2,041
-------------------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS (9.8%)
    3,105   American Health Properties, Inc., Notes        7.50       1/15/2007      3,128
    1,000   EOP Operating L.P., Notes                      6.80       1/15/2009      1,002
      200   Health Care Property Investors, Inc.,
              Callable/Putable Subordinated Notes          6.88       6/08/2005        198
    1,000   Health Care Property Investors, Inc.,
              Senior Notes                                 6.50       2/15/2006        978
    3,000   Nationwide Health Properties, Inc.,
              MTN, Series B                                7.60       5/10/2007      2,857
    2,000   Pan Pacific Retail Properties, Inc.,
              Notes                                        7.95       4/15/2011      1,992
    3,400   TriNet Corporate Realty Trust, Inc.,
              Notes                                        7.95       5/15/2006      3,298
-------------------------------------------------------------------------------------------
                                                                                    13,453
-------------------------------------------------------------------------------------------

20

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2001



PRINCIPAL                                                COUPON                     MARKET
   AMOUNT   SECURITY                                       RATE        MATURITY      VALUE
-------------------------------------------------------------------------------------------

            RETAIL - FOOD (0.8%)
$   1,000   Safeway, Inc., Notes                           7.25%      9/15/2004   $  1,060
-------------------------------------------------------------------------------------------
            SAVINGS & LOAN HOLDING CO. (0.8%)
    1,000   Sovereign Bancorp, Inc., Senior Notes         10.25       5/15/2004      1,059
-------------------------------------------------------------------------------------------
            SERVICES - COMMERCIAL & CONSUMER (1.4%)
    2,000   Service Master Co., Notes                      7.88       8/15/2009      1,920
-------------------------------------------------------------------------------------------
            TELECOMMUNICATIONS - LONG DISTANCE (4.0%)
    2,000   Intermedia Communications, Inc., Senior
              Discount Notes, 9.32%/11.25%, 7/15/2002 b    9.32       7/15/2007      1,983
    4,000   Intermedia Communications, Inc., Senior
              Subordinated Discount Notes,
              8.60%/12.25%, 3/01/2004 b                    8.60       3/01/2009      3,505
-------------------------------------------------------------------------------------------
                                                                                     5,488
-------------------------------------------------------------------------------------------
            TELEPHONES (4.2%)
    1,600   Qwest Capital Funding, Inc., Notes a           7.00       8/03/2009      1,616
    3,000   Qwest Capital Funding, Inc., Notes a           7.25       2/15/2011      3,059
    1,000   Verizon Global Funding Corp., Notes            7.25      12/01/2010      1,061
-------------------------------------------------------------------------------------------
                                                                                     5,736
-------------------------------------------------------------------------------------------
            TRUCKERS (4.1%)
    3,000   AMERCO, Senior Notes                           7.20       4/01/2002      2,993
    2,500   AMERCO, Bond Backed Asset Trust
              Certificates a                               7.14      10/15/2002      2,544
-------------------------------------------------------------------------------------------
                                                                                     5,537
-------------------------------------------------------------------------------------------
            WASTE MANAGEMENT (3.0%)
    2,000   Waste Management, Inc., Notes                  7.10       8/01/2003      2,055
    1,000   Waste Management, Inc., Notes                  6.38      12/01/2003      1,018
    1,000   Waste Management, Inc., Senior Notes           7.38       8/01/2010      1,027
-------------------------------------------------------------------------------------------
                                                                                     4,100
-------------------------------------------------------------------------------------------
            Total corporate obligations (cost: $106,881)                           111,852
-------------------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2001



PRINCIPAL                                                COUPON                     MARKET
   AMOUNT   SECURITY                                       RATE        MATURITY      VALUE
-------------------------------------------------------------------------------------------
            U.S. GOVERNMENT & AGENCY ISSUES (2.3%)

            U.S. GOVERNMENT (0.8%)
$   1,000   Federal National Mortgage Assn.,
              Debentures                                   6.63%     10/15/2007   $  1,068
-------------------------------------------------------------------------------------------

            U.S TREASURY INFLATION-INDEXED NOTE (1.5%)
    2,042   U.S. Treasury Inflation-Indexed Note           3.50       1/15/2011      2,068
-------------------------------------------------------------------------------------------
            Total U.S. government & agency issues (cost: $3,043)                     3,136
-------------------------------------------------------------------------------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (6.0%)

    2,000   Credit Suisse First Boston, Commercial
              Mortgage Pass-Through Certificates,
              Series 2001 CK1, Class A-2                   6.25       3/31/2008      2,025
    3,000   GS Mortgage Securities, Commercial
              Mortgage Pass-Through Certificates,
              Series 2001 ROCK, Class A-2                  6.62       5/03/2018      3,072
    1,000   LB Commercial Mortgage Trust,
              Commercial Mortgage Pass-Through
              Certificates, Series 1998 C-1, Class A-2     6.40       8/18/2007      1,030
    2,000   TIAA CMBS 1 Trust, Commercial Mortgage
              Pass-Through Certificates, Series 2001
              C1, Class A-3                                6.56      12/19/2007      2,059
-------------------------------------------------------------------------------------------
            Total commercial mortgage-backed securities (cost: $7,978)               8,186
-------------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES (3.3%)

    2,400   ARG Funding Corp., Series 1999-1A,
              Class A-3                                    6.02       5/20/2005      2,463
    2,000   Detroit Edison, Commercial Mortgage
              Pass-Through Certificates, Series 2001
              1, Class A-4                                 6.19       3/01/2013      2,024
-------------------------------------------------------------------------------------------
            Total asset-backed securities (cost: $4,336)                             4,487
-------------------------------------------------------------------------------------------

22

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2001



PRINCIPAL                                                COUPON                     MARKET
   AMOUNT   SECURITY                                       RATE        MATURITY      VALUE
-------------------------------------------------------------------------------------------
            COLLATERALIZED MORTGAGE OBLIGATIONS (2.9%)

$   1,000   Federal Home Loan Mortgage Corp., REMIC
              Trust, Series 2160 VC                        6.00%      8/15/2013   $    990
    1,000   Federal National Mortgage Assn., REMIC
              Trust, Series 1999-25 VB                     6.00       4/25/2016        964
    1,000   Federal National Mortgage Assn., REMIC
              Trust, Series 1999-56 D                      7.00      12/18/2014      1,031
    1,000   Government National Mortgage Assn.,
              Series 1999-14 VD                            6.00       3/20/2014        987
-------------------------------------------------------------------------------------------
            Total collateralized mortgage obligations
              (cost: $3,709)                                                         3,972
-------------------------------------------------------------------------------------------
            CASH EQUIVALENTS  (0.2%)

      236   American General Corp., CP (cost: $236)        3.91       8/01/2001        236
-------------------------------------------------------------------------------------------
            TOTAL INVESTMENTS (COST: $126,183)                                    $131,869
===========================================================================================

NOTES
--------------------------------------------------------------------------------
                          to Portfolio of INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2001


GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets.

          Callable/Putable Security - Provides the option for the underwriter to call the bonds at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. This mandatory put feature shortens the effective maturity of the security.


SPECIFIC NOTES
--------------------------------------------------------------------------------

            (a)Security is not  registered  under the  Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such is generally deemed by the Manager to be liquid under guidelines established by the Board of Directors.

            (b)Stepped  coupon note initially  issued in  zero-coupon  form that converts to coupon form at the specified rate and date. As of the end of this reporting period, the security is in zero-coupon form. Interest rates presented represent the zero-coupon effective yield at the date of purchase and the coupon rate after the conversion date.


               SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

STATEMENT
--------------------------------------------------------------------------------
                           of ASSETS and LIABILITIES
                           (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2001


ASSETS

   Investments in securities, at market value (identified cost of $126,183)    $ 131,869
   Cash                                                                              151
   Receivables:
      Capital shares sold                                                            145
      Interest                                                                     2,340
      Securities sold                                                              2,282
                                                                               ---------
         Total assets                                                            136,787
                                                                               ---------
LIABILITIES

   Capital shares redeemed                                                            38
   USAA Investment Management Company                                                 35
   USAA Transfer Agency Company                                                       11
   Accounts payable and accrued expenses                                              56
   Dividends on capital shares                                                       169
                                                                               ---------
         Total liabilities                                                           309
                                                                               ---------
            Net assets applicable to capital shares outstanding                $ 136,478
                                                                               =========
REPRESENTED BY:

   Paid-in capital                                                             $ 131,740
   Accumulated net realized loss on investments                                     (948)
   Net unrealized appreciation of investments                                      5,686
                                                                               ---------
            Net assets applicable to capital shares outstanding                $ 136,478
                                                                               =========
   Capital shares outstanding                                                     13,112
                                                                               =========
   Authorized shares of $.01 par value                                           100,000
                                                                               =========
   Net asset value, redemption price, and offering price per share             $   10.41
                                                                               =========


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


STATEMENT
-------------------------------------------------------------------------------
                                 of OPERATIONS
                                 (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
YEAR ENDED JULY 31, 2001


NET INVESTMENT INCOME

   Interest                                                            $ 6,778
                                                                       --------
   Expenses:
      Management fees                                                      401
      Transfer agent's fees                                                 92
      Custodian's fees                                                      59
      Postage                                                                9
      Shareholder reporting fees                                            15
      Directors' fees                                                        4
      Registration fees                                                     59
      Professional fees                                                     27
      Other                                                                  3
                                                                       --------
         Total expenses                                                    669
      Expenses reimbursed                                                  (99)
      Expenses paid indirectly                                              (2)
                                                                       --------
         Total expenses                                                    568
                                                                       --------
            Net investment income                                        6,210
                                                                       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized loss on investments                                       (880)
   Change in net unrealized appreciation/depreciation                    6,350
                                                                       --------
            Net realized and unrealized gain                             5,470
                                                                       --------
Increase in net assets resulting from operations                       $11,680
                                                                       ========


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

STATEMENTS
-------------------------------------------------------------------------------
                            of Changes in NET ASSETS
                            (in thousands)

USAA INTERMEDIATE-TERM BOND FUND

YEAR ENDED JULY 31, 2001, AND
PERIOD ENDED JULY 31, 2000*

                                                              2001        2000*
                                                         ----------------------
FROM OPERATIONS

   Net investment income                                  $  6,210     $ 3,233
   Net realized loss on investments                           (880)        (68)
   Change in net unrealized appreciation/depreciation
      of investments                                         6,350        (664)
                                                          ---------------------
      Increase in net assets resulting
         from operations                                    11,680       2,501
                                                          ---------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                    (6,272)     (3,233)
                                                          ---------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                92,083      76,936
   Reinvested dividends                                      4,712       1,369
   Cost of shares redeemed                                 (29,597)    (13,701)
                                                          ---------------------
      Increase in net assets from
         capital share transactions                         67,198      64,604
                                                          ---------------------
   Net increase in net assets                               72,606      63,872

NET ASSETS

   Beginning of period                                      63,872           -
                                                          --------------------
   End of period                                          $136,478     $63,872
                                                          =====================
Accumulated undistributed net investment income:
   End of period                                          $      -     $    62
                                                          =====================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                               9,118       7,760
   Shares issued for dividends reinvested                      466         139
   Shares redeemed                                          (2,977)     (1,394)
                                                          ---------------------
      Increase in shares outstanding                         6,607       6,505
                                                          =====================

   * Fund commenced operations on August 2, 1999.

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES
-------------------------------------------------------------------------------
                            to FINANCIAL Statements

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2001


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA Intermediate-Term Bond Fund (the Fund). The Fund's investment objective is high current income without undue risk to principal.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

               1. Debt and government securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

               2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

               3. Securities  purchased  with  maturities of 60 days or less are stated at amortized cost, which approximates market value.

28

NOTES
-------------------------------------------------------------------------------
                             to FINANCIAL Statements
                             (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2001

               4. Securities  that  cannot be valued  by the  methods  set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Company's Board of Directors.

            B. FEDERAL  TAXES  -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security  transactions  are accounted for on the date  the  securities  are  purchased  or sold  (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

            D. EXPENSES PAID  INDIRECTLY - The Fund's  custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended July 31, 2001, custodian fee offset arrangements reduced expenses by $2,000.

            E. USE OF ESTIMATES - The  preparation  of financial  statements  in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

NOTES
-------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2001

(2) LINES OF CREDIT
-------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million--$400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Prior to January 10, 2001, the funds had two agreements with CAPCO--$250 million committed and $500 million uncommitted.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under any of these agreements during the year ended July 31, 2001.


(3) DISTRIBUTIONS
-------------------------------------------------------------------------------

          Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2001, the Fund had capital loss carryovers for federal income tax purposes of $948,000, which will expire between

30

NOTES
-------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2001

          2008 and 2010. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.


(4) INVESTMENT TRANSACTIONS
-------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2001, were $84,982,000 and $20,832,000, respectively.

          The cost of securities for federal income tax purposes was $126,183,000. Gross unrealized appreciation and depreciation of investments as of July 31, 2001, for federal income tax purposes were $5,739,000 and $53,000, respectively.


(5) TRANSACTIONS WITH MANAGER
-------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager  carries out the Fund's  investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly as a percentage of its average net assets, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million.

               Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Investment Grade Index. The base fee for the Fund will be computed and


          THE LIPPER INTERMEDIATE INVESTMENT GRADE INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS CATEGORY.

NOTES
-------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2001


               paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2004, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:


       OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
       RELATIVE TO INDEX1             AS A % OF THE FUND'S AVERAGE NET ASSETS
       ----------------------------------------------------------------------
       +/-   0.20% to 0.50%           +/-  0.04%
       +/-   0.51% to 1.00%           +/-  0.05%
       +/-   1.01% and greater        +/-  0.06%

       1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

32

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2001

               The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.65% of its annual average net assets through November 30, 2002, after the effect of any custodian fee offset arrangements, and accordingly has waived a portion of its management fee. In subsequent periods, the Manager may recover from the Fund all or a portion of expenses waived or reimbursed, provided that such recovery is made not later than three years from the Fund's inception date of August 2, 1999, and provided that the additional amount paid by the Fund, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's expense ratio in any of the three years to exceed 0.65% of the Fund's average net assets, excluding the effect of any custodian fee offset arrangements.

            B. ADMINISTRATIVE  AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager will receive a fee computed at an annualized rate of 0.15% of the Fund's monthly average net assets. Prior to August 1, 2001, the Manager performed these services; however, no separate fee was charged.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,  d/b/a USAA
               Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge per shareholder account plus out-of-pocket expenses. For the year ended July 31, 2001, the annual charge per account was $28.50. Effective August 1, 2001, the annual charge per account is $25.50.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2001


            D. UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.


(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.


(7) NEW ACCOUNTING PRONOUNCEMENT
--------------------------------------------------------------------------------

          In November 2000, the American Institute of Certified Public Accountants issued a revised audit and accounting guide, AUDITS OF INVESTMENT COMPANIES, effective for fiscal years beginning after December 15, 2000. The revised guide requires the Fund to amortize premiums and discounts on all debt securities and to classify as interest income gains and losses realized on mortgage-backed and asset-backed securities. This requirement will not affect the Fund's net asset value but will change the classification of certain amounts in the statement of operations.

          In addition, the Fund will record an adjustment to increase the cost of securities and increase accumulated undistributed net investment income by $3,000 to reflect the cumulative effect of this change up to the date of adoption of August 1, 2001.

34

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2001

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                    YEAR ENDED     PERIOD ENDED
                                                      JULY 31,          JULY 31
                                                    ---------------------------
                                                          2001            2000*
                                                    ---------------------------
Net asset value at beginning of period                $   9.82          $ 10.00
Net investment income                                      .72              .72
Net realized and unrealized gain (loss)                    .59             (.18)
Distributions from net investment income                  (.72)            (.72)
                                                    ---------------------------
Net asset value at end of period                      $  10.41          $  9.82
                                                    ===========================
Total return (%)**                                       13.92             5.56
Net assets at end of period (000)                     $136,478          $63,872
Ratio of expenses to average net assets (%)                .65a             .65
Ratio of expenses to average net assets,
   excluding reimbursement (%)                             .76a            1.03
Ratio of net investment income to average
   net assets (%)                                         7.08             7.37
Portfolio turnover (%)                                   24.42             8.60


 * Fund commenced operations on August 2, 1999.
** Assumes reinvestment of all dividend income distributions during the period.
(a)Reflects total expenses prior to any custodian fee credit offset arrangement.

NOTES
--------------------------------------------------------------------------------

                   DIRECTORS   Robert G. Davis, CHAIRMAN OF THE BOARD
                               Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                               Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               David G. Peebles
                               Michael F. Reimherr
                               Laura T. Starks, Ph.D.
                               Richard A. Zucker

         INVESTMENT ADVISER,   USAA Investment Management Company
                 UNDERWRITER   9800 Fredericksburg Road
             AND DISTRIBUTOR   San Antonio, Texas 78288

              TRANSFER AGENT   USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

               LEGAL COUNSEL   Goodwin Procter LLP
                               Exchange Place
                               Boston, Massachusetts 02109

                   CUSTODIAN   State Street Bank and Trust Company
                               P.O. Box 1713
                               Boston, Massachusetts 02105

        INDEPENDENT AUDITORS   KPMG LLP
                               112 East Pecan, Suite 2400
                               San Antonio, Texas 78205

                   TELEPHONE   Call toll free - Central Time
            ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                               Saturday, 8:30 a.m. to 5 p.m.
                               Sunday, 11:30 a.m. to 8 p.m.

              FOR ADDITIONAL   1-800-531-8181, (in San Antonio) 456-7200
           INFORMATION ABOUT   For account servicing, exchanges,
                MUTUAL FUNDS   or redemptions
                               1-800-531-8448, (in San Antonio) 456-7202

             RECORDED MUTUAL   24-hour service (from any phone)
           FUND PRICE QUOTES   1-800-531-8066, (in San Antonio) 498-8066

                 MUTUAL FUND   (from touch-tone phones only)
           USAA TOUCHLINE(R)   For account balance, last transaction, fund
                               prices, or to exchange or redeem fund shares
                               1-800-531-8777, (in San Antonio) 498-8777

             INTERNET ACCESS   USAA.COM


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




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